Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000005529 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000005529 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000005529 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000005529 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005529 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005529 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005529 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005529 | Government of Hungary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005529 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005529 | NRG Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005529 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000005529 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000005529 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000005529 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005529 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005529 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005529 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005529 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005529 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005530 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000005530 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000005530 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000005530 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005530 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005530 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005530 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005530 | Government of Hungary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005530 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005530 | NRG Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005530 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000005530 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000005530 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000005530 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005530 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005530 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005530 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005530 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005530 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005531 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000005531 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000005531 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000005531 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005531 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005531 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005531 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005531 | Government of Hungary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005531 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005531 | NRG Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005531 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000005531 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000005531 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000005531 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005531 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005531 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005531 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005531 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005531 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159679 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000159679 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000159679 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000159679 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000159679 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159679 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159679 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159679 | Government of Hungary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159679 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159679 | NRG Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159679 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000159679 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000159679 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000159679 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000159679 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159679 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159679 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159679 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159679 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219349 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000219349 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000219349 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000219349 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219349 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219349 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219349 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219349 | Government of Hungary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219349 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219349 | NRG Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219349 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000219349 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000219349 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000219349 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000219349 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219349 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219349 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219349 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219349 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%